Equipment	12 Months Ended
Dec. 31, 2015
Equipment [Abstract]
Equipment
7.	Equipment

At December 31, 2015 and 2014, the Company’s equipment consisted of the following:

	2015	2014
Computer equipment and software	$22,786	$22,786
Furniture and other equipment	2,997	2,997
	25,783	25,783
Less: accumulated depreciation	(18,553)	(14,826)
	$7,230	$10,957

Depreciation expense for the years ended December 31, 2015 and 2014 amounted to $3,728 and $3,978, respectively.